RiverNorth Patriot ETF
Schedule of Investments
March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 86.8%
Advertising - 0.5%
The Trade Desk, Inc. - Class A (a)	245	$14,923

Agriculture - 0.5%
Altria Group, Inc.	362	16,152

Airlines - 0.4%
Southwest Airlines Co.	452	14,708

Auto Manufacturers - 1.0%
Lucid Group, Inc. (a)	1,937	15,573
Rivian Automotive, Inc. - Class A (a)	1,009	15,620
		31,193
Banks - 5.0%
BOK Financial Corp.	92	7,766
Citizens Financial Group, Inc.	268	8,139
Comerica, Inc.	191	8,293
Commerce Bancshares, Inc.	135	7,877
Cullen/Frost Bankers, Inc.	76	8,006
East West Bancorp, Inc.	150	8,325
Fifth Third Bancorp	313	8,338
First Citizens BancShares, Inc. - Class A	7	6,812
First Horizon Corp.	481	8,552
Huntington Bancshares, Inc.	731	8,187
KeyCorp	661	8,276
M&T Bank Corp.	74	8,848
The PNC Financial Services Group, Inc.	60	7,626
Prosperity Bancshares, Inc.	106	6,521
Regions Financial Corp.	452	8,389
SouthState Corp.	92	6,556
Truist Financial Corp.	234	7,980
U.S. Bancorp	279	10,058
Webster Financial Corp.	210	8,278
Wells Fargo & Co.	255	9,532
		162,359
Beverages - 0.4%
Constellation Brands, Inc. - Class A	59	13,328

Biotechnology - 1.3%
Ionis Pharmaceuticals, Inc. (a)	363	12,973
Sarepta Therapeutics, Inc. (a)	101	13,921
Seagen, Inc. (a)	74	14,983
		41,877
Building Materials - 2.3%
Builders FirstSource, Inc. (a)	165	14,649
Martin Marietta Materials, Inc.	45	15,978
MDU Resources Group, Inc.	473	14,417
Trex Co., Inc. (a)	274	13,335
Vulcan Materials Co.	89	15,269
		73,648
Chemicals - 0.4%
Valvoline, Inc.	417	14,570

Commercial Services - 2.2%
ADT, Inc.	2,029	14,669
Booz Allen Hamilton Holding Corp.	151	13,996
Paylocity Holding Corp. (a)	74	14,710
R1 RCM, Inc. (a)	964	14,460
Toast, Inc. - Class A (a)	853	15,141
		72,976
Computers - 0.8%
CACI International, Inc. - Class A (a)	44	13,037
Science Applications International Corp.	120	12,895
		25,932
Distribution & Wholesale - 0.4%
SiteOne Landscape Supply, Inc. (a)	107	14,645

Diversified Financial Services - 3.1%
Ally Financial, Inc.	326	8,310
Ameriprise Financial, Inc.	31	9,502
Apollo Global Management, Inc.	135	8,527
Capital One Financial Corp.	90	8,654
Cboe Global Markets, Inc.	60	8,054
Credit Acceptance Corp. (a)	14	6,105
Discover Financial Services	89	8,797
LPL Financial Holdings, Inc.	46	9,310
SoFi Technologies, Inc. (a)	1,161	7,047
Synchrony Financial	286	8,317
The Charles Schwab Corp.	185	9,690
T. Rowe Price Group, Inc.	75	8,467
		100,780
Electric - 11.3%
Alliant Energy Corp.	236	12,602
Ameren Corp.	149	12,872
American Electric Power Co., Inc.	135	12,284
Avangrid, Inc.	314	12,522
CenterPoint Energy, Inc.	414	12,196
CMS Energy Corp.	210	12,890
Consolidated Edison, Inc.	136	13,011
Constellation Energy Corp.	165	12,953
Dominion Energy, Inc.	222	12,412
DTE Energy Co.	119	13,035
Duke Energy Corp.	150	14,471
Edison International	178	12,565
Entergy Corp.	119	12,821
Evergy, Inc.	209	12,774
Eversource Energy	164	12,835
Exelon Corp.	298	12,483
FirstEnergy Corp.	315	12,619
IDACORP, Inc.	104	11,266
NextEra Energy, Inc.	181	13,951
NRG Energy, Inc.	370	12,687
OGE Energy Corp.	339	12,767
PG&E Corp. (a)	762	12,322
Pinnacle West Capital Corp.	149	11,807
PPL Corp.	445	12,367
Public Service Enterprise Group, Inc.	205	12,802
The Southern Co.	193	13,429
Vistra Corp.	522	12,528
WEC Energy Group, Inc.	134	12,702
Xcel Energy, Inc.	178	12,004
		367,977
Engineering & Construction - 1.3%
Comfort Systems USA, Inc.	88	12,844
EMCOR Group, Inc.	91	14,796
MasTec, Inc. (a)	150	14,166
		41,806
Entertainment - 1.4%
Caesars Entertainment, Inc. (a)	324	15,814
Churchill Downs, Inc.	59	15,166
DraftKings, Inc. - Class A (a)	769	14,888
		45,868
Environmental Control - 1.0%
Republic Services, Inc.	104	14,063
Waste Management, Inc.	105	17,133
		31,196
Food - 3.0%
Albertsons Cos., Inc. - Class A	712	14,795
Campbell Soup Co.	256	14,075
Flowers Foods, Inc.	515	14,116
Lancaster Colony Corp.	60	12,173
Performance Food Group Co. (a)	237	14,300
The Kroger Co.	286	14,120
US Foods Holding Corp. (a)	386	14,259
		97,838
Gas - 1.1%
Atmos Energy Corp.	104	11,685
National Fuel Gas Co.	224	12,934
NiSource, Inc.	446	12,470
		37,089
Healthcare - Products - 1.3%
Inspire Medical Systems, Inc. (a)	62	14,512
Lantheus Holdings, Inc. (a)	153	12,632
Natera, Inc. (a)	261	14,491
		41,635
Healthcare Services - 4.6%
agilon health, Inc. (a)	530	12,588
Centene Corp. (a)	233	14,728
Chemed Corp.	31	16,670
Elevance Health, Inc.	30	13,794
Humana, Inc.	31	15,049
Molina Healthcare, Inc. (a)	62	16,584
Oak Street Health, Inc. (a)	389	15,047
Quest Diagnostics, Inc.	107	15,139
Tenet Healthcare Corp. (a)	257	15,271
UnitedHealth Group, Inc.	31	14,650
		149,520
Home Builders - 2.3%
D.R. Horton, Inc.	151	14,751
Lennar Corp. - Class A	136	14,295
NVR, Inc. (a)	3	16,717
PulteGroup, Inc.	254	14,803
Toll Brothers, Inc.	239	14,347
		74,913
Household Products & Wares - 0.4%
Reynolds Consumer Products, Inc.	468	12,870

Insurance - 4.1%
American Financial Group, Inc.	76	9,234
Cincinnati Financial Corp.	74	8,294
Equitable Holdings, Inc.	350	8,887
Erie Indemnity Co. - Class A	29	6,718
Fidelity National Financial, Inc.	242	8,453
Globe Life, Inc.	76	8,362
Kinsale Capital Group, Inc.	30	9,004
Loews Corp.	149	8,645
Markel Corp. (a)	5	6,387
Old Republic International Corp.	329	8,215
RLI Corp.	59	7,842
Selective Insurance Group, Inc.	76	7,245
The Allstate Corp.	75	8,311
The Hartford Financial Services Group, Inc.	118	8,223
The Progressive Corp.	75	10,730
Voya Financial, Inc.	118	8,432
		132,982
Internet - 1.2%
Robinhood Markets, Inc. - Class A (a)	903	8,768
Roku, Inc. (a)	229	15,073
Zillow Group, Inc. - Class C (a)	331	14,719
		38,560
Investment Companies - 0.5%
Ares Capital Corp.	471	8,608
FS KKR Capital Corp.	366	6,771
		15,379
Iron & Steel - 0.5%
Steel Dynamics, Inc.	139	15,715

Leisure Time - 0.4%
Planet Fitness, Inc. - Class A (a)	182	14,136

Lodging - 0.5%
Boyd Gaming Corp.	237	15,196

Media - 2.8%
Charter Communications, Inc. - Class A (a)	46	16,450
Fox Corp. - Class A	431	14,676
Liberty Broadband Corp. - Class C (a)	182	14,869
New York Times Co. - Class A	374	14,541
Nexstar Media Group, Inc.	90	15,539
Sirius XM Holdings, Inc.	3,674	14,586
		90,661
Oil & Gas - 7.8%
Antero Resources Corp. (a)	642	14,824
Chesapeake Energy Corp.	197	14,980
Chord Energy Corp.	105	14,133
Civitas Resources, Inc.	194	13,258
Coterra Energy, Inc.	597	14,650
Devon Energy Corp.	296	14,980
Diamondback Energy, Inc.	103	13,922
EOG Resources, Inc.	147	16,851
EQT Corp.	457	14,583
HF Sinclair Corp.	290	14,030
Marathon Oil Corp.	605	14,496
Marathon Petroleum Corp.	117	15,775
Matador Resources Co.	272	12,961
PDC Energy, Inc.	209	13,414
Pioneer Natural Resources Co.	74	15,114
Range Resources Corp.	561	14,850
Southwestern Energy Co. (a)	2,607	13,035
Texas Pacific Land Corp.	4	6,804
		252,660
Pharmaceuticals - 2.3%
Cardinal Health, Inc.	191	14,421
CVS Health Corp.	212	15,754
Neurocrine Biosciences, Inc. (a)	152	15,385
Option Care Health, Inc. (a)	405	12,867
The Cigna Corp.	63	16,098
		74,525
Pipelines - 1.8%
Kinder Morgan, Inc.	833	14,586
ONEOK, Inc.	239	15,186
Targa Resources Corp.	210	15,320
The Williams Cos., Inc.	499	14,900
		59,992
Private Equity - 0.9%
Ares Management Corp. - Class A	106	8,845
Blackstone, Inc.	122	10,716
KKR & Co., Inc.	167	8,771
		28,332
Retail - 9.4%
AutoNation, Inc. (a)	104	13,973
BJ's Wholesale Club Holdings, Inc. (a)	197	14,986
Burlington Stores, Inc. (a)	79	15,966
CarMax, Inc. (a)	240	15,427
Casey's General Stores, Inc.	59	12,771
Chipotle Mexican Grill, Inc. (a)	8	13,666
Darden Restaurants, Inc.	90	13,964
Dick's Sporting Goods, Inc.	104	14,757
Dollar General Corp.	76	15,995
Five Below, Inc. (a)	74	15,242
Floor & Decor Holdings, Inc. - Class A (a)	149	14,635
Lithia Motors, Inc.	59	13,507
Murphy USA, Inc.	45	11,612
O'Reilly Automotive, Inc. (a)	15	12,735
RH (a)	60	14,613
Ross Stores, Inc.	135	14,328
Target Corp.	108	17,888
Texas Roadhouse, Inc.	133	14,372
Tractor Supply Co.	60	14,102
Ulta Beauty, Inc. (a)	29	15,824
Wingstop, Inc.	77	14,136
		304,499
Savings & Loans - 0.2%
New York Community Bancorp, Inc.	914	8,263

Shipbuilding - 0.5%
Huntington Ingalls Industries, Inc.	75	15,527

Software - 2.5%
Bill.com Holdings, Inc. (a)	193	15,660
Black Knight, Inc. (a)	149	8,576
CCC Intelligent Solutions Holdings, Inc. (a)	784	7,033
Intuit, Inc.	30	13,375
Jack Henry & Associates, Inc.	62	9,345
Paychex, Inc.	129	14,782
Paycom Software, Inc. (a)	44	13,376
		82,147
Telecommunications - 1.4%
AT&T, Inc.	845	16,266
Frontier Communications Parent, Inc. (a)	602	13,707
Verizon Communications, Inc.	421	16,373
		46,346
Transportation - 3.2%
CSX Corp.	545	16,317
JB Hunt Transport Services, Inc.	90	15,791
Knight-Swift Transportation Holdings, Inc.	258	14,598
Landstar System, Inc.	75	13,445
Norfolk Southern Corp.	75	15,900
Old Dominion Freight Line, Inc.	45	15,338
Saia, Inc. (a)	46	12,516
		103,905
Water - 0.8%
American Water Works Co., Inc.	90	13,184
Essential Utilities, Inc.	285	12,440
		25,624
TOTAL COMMON STOCKS (Cost $2,901,153)		2,822,252

PARTNERSHIPS - 3.6%
Investment Companies - 0.4%
Icahn Enterprises LP	285	14,737

Pipelines - 3.2%
Cheniere Energy Partners LP	311	14,717
DCP Midstream LP	347	14,477
Energy Transfer LP	1,177	14,677
Enterprise Products Partners LP	621	16,084
Magellan Midstream Partners LP	266	14,433
MPLX LP	421	14,503
Western Midstream Partners LP	561	14,794
		103,685
TOTAL PARTNERSHIPS (Cost $96,210)		118,422

REAL ESTATE INVESTMENT TRUSTS - 9.4%
AGNC Investment Corp.	662	6,673
Agree Realty Corp.	121	8,302
Alexandria Real Estate Equities, Inc.	74	9,294
American Homes 4 Rent - Class A	269	8,460
Annaly Capital Management, Inc.	423	8,084
AvalonBay Communities, Inc.	44	7,395
Boston Properties, Inc.	159	8,605
Brixmor Property Group, Inc.	404	8,694
Camden Property Trust	75	7,863
Crown Castle, Inc.	75	10,038
CubeSmart	182	8,412
EastGroup Properties, Inc.	44	7,274
Equity LifeStyle Properties, Inc.	119	7,988
Equity Residential	149	8,940
Essex Property Trust, Inc.	45	9,411
Extra Space Storage, Inc.	61	9,939
Federal Realty Investment Trust	90	8,895
First Industrial Realty Trust, Inc.	165	8,778
Gaming and Leisure Properties, Inc.	164	8,538
Healthcare Realty Trust, Inc.	437	8,447
Healthpeak Properties, Inc.	384	8,436
Host Hotels & Resorts, Inc.	526	8,674
Invitation Homes, Inc.	266	8,307
Kimco Realty Corp.	447	8,730
Lamar Advertising Co. - Class A	90	8,990
Life Storage, Inc.	59	7,734
Mid-America Apartment Communities, Inc.	60	9,062
National Retail Properties, Inc.	193	8,521
Public Storage	31	9,366
Regency Centers Corp.	136	8,321
Rexford Industrial Realty, Inc.	151	9,007
Simon Property Group, Inc.	74	8,286
Spirit Realty Capital, Inc.	164	6,534
STAG Industrial, Inc.	239	8,083
UDR, Inc.	207	8,499
VICI Properties, Inc.	253	8,253
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $363,209)		304,833

MONEY MARKET FUNDS - 0.0% (c)
First American Treasury Obligations Fund - Class X, 4.72% (b)	971	971
TOTAL MONEY MARKET FUNDS (Cost $971)		971

Total Investments (Cost $3,361,543) - 99.8%		3,246,478
Other assets and liabilities, net - 0.2%		5,761
TOTAL NET ASSETS - 100.0%		$3,252,239

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown is the seven day yield at period end.
(c)	Amount is less than 0.05%.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund's investments carried at fair value as of March 31, 2023:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$2,822,252	$-	$-	$2,822,252
Partnerships*	118,422	-	-	118,422
Real Estate Investment Trusts	304,833	-	-	304,833
Money Market Funds	971	-	-	971
Total Investments - Assets	$3,246,478	$-	$-	$3,246,478

*See Schedule of Investments for industry classifications.